FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Schedule of Foreign Currency Risk on Net Working Capital and Sensitivity Analysis [Table Text Block]
	Canadian	Canadian	Canadian
	Dollars	Dollars	Dollars
	2022	2021	2020
Cash	$12,453	$3,899	$325
Accounts payable	(130,208)	(138,709)	(115,063)
Loan	(40,000)	(40,000)	(40,000)
Total foreign currency working capital	(157,755)	(174,810)	(154,738)
US$ exchange rate	0.7383	0.7888	0.7854
Total foreign currency net working capital in US$	(116,471)	(137,890)	(121,531)
Impact of a 10% strengthening of the US$ on net income (loss)	(11,647)	(13,789)	(12,153)